Interest Receivable (Tables)	12 Months Ended
Dec. 31, 2012
Interest Receivable [Abstract]
Interest Receivable [Table Text Block]
Loans	$ 3,509	$ 4,181
Securities	554	816

	$ 4,063	$ 4,997